Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities
Summary of classification of financial instruments

			2019
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	19,222,195	—
Trade and other receivables	—	4,058,136	—
Accounts payable and accrued liabilities	—	—	3,933,114
Long-term debt	—	—	11,864,385
Other liabilities	286,858	—	—
Lease liabilities	—	—	2,384,558
Derivative financial instrument	254,769	—	—
	541,627	23,266,001	18,182,057

			2018
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	30,687,183	—
Trade and other receivables	—	2,686,112	—
Accounts payable and accrued liabilities	—	—	3,912,350
Long-term debt	—	—	11,955,245
Other liabilities	1,255,741	—	19,653
Derivative financial instrument	98,203	—	—
	1,353,944	33,373,295	15,887,248

Summary of financial instruments denominated in foreign currencies

				2019
	US		Canadian
	dollars	Euro	dollars	Total
	$	$	$	$

Cash	63,087	909,232	18,249,876	19,222,195
Trade and other receivables	1,446,684	2,227,605	383,847	4,058,136
Accounts payable and accrued liabilities	(707,654)	(2,296,621)	(928,839)	(3,933,114)
Other liabilities	—	(286,858)	—	(286,858)
Lease liabilities	—	(223,511)	(2,161,046)	(2,384,558)

				2018
	US		Canadian
	dollars	Euro	dollars	Total
	$	$	$	$

Cash	136,879	1,039,205	29,511,099	30,687,183
Trade and other receivables	613,890	1,450,661	621,561	2,686,112
Accounts payable and accrued liabilities	(472,431)	(2,758,294)	(681,625)	(3,912,350)
Other liabilities (excluding deferred rent)	—	(1,255,741)	(19,653)	(1,275,394)

Summary of significant contractual, undiscounted cash flows related to its financial liabilities

					2019
		Future		Between	Greater
	Carrying	cash	Less than	1 year and	than 5
	amount	flows	1 year	5 years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	3,933,114	3,933,114	3,933,114	—	—
Long-term debt	11,864,385	13,506,619	5,653,979	7,852,640	—
Lease liability	2,384,558	2,865,755	382,080	2,076,630	407,045
Other liabilities	286,858	300,945	300,945	—	—
	18,468,915	20,606,433	10,270,118	9,929,270	407,045

					2018
		Future		Between	Greater
	Carrying	cash	Less than	1 year and	than 5
	amount	flows	1 year	5 years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	3,912,350	3,912,350	3,912,350	—	—
Long-term debt	11,955,245	14,497,042	1,936,455	12,560,587	—
Other liabilities (excluding deferred rent)	1,275,394	1,365,217	429,426	935,791	—
	17,142,989	19,774,609	6,278,231	13,496,378	—